WAVELENGTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

EXCHANGE-TRADED FUNDS - 87.5%	Shares	Value
Emerging Markets Debt - 16.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	25,300	$ 2,328,359
VanEck Emerging Markets High Yield Bond ETF (a)	204,073	4,061,053
VanEck J.P. Morgan EM Local Currency Bond ETF	140,941	3,334,664
Vanguard Emerging Markets Government Bond ETF	43,324	2,822,125
		12,546,201
Master Limited Partnerships - 1.7%
Global X MLP ETF	25,502	1,360,022

Real Estate Investment Trusts (REITs) - 0.7%
Vanguard Real Estate ETF	5,987	562,179

U.S. Fixed Income - 69.1%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	106,199	1,418,818
Invesco Senior Loan ETF	521,701	10,934,853
iShares Broad USD High Yield Corporate Bond ETF (a)	175,615	6,576,782
iShares National Muni Bond ETF (a)	27,896	3,003,841
iShares Preferred & Income Securities ETF (a)	82,568	2,629,791
iShares TIPS Bond ETF	43,911	4,845,140
SPDR Bloomberg Convertible Securities ETF	38,352	3,035,177
SPDR Bloomberg Short Term High Yield Bond ETF	309,947	7,947,041
Vanguard Mortgage-Backed Securities ETF (a)	175,068	8,138,911
Vanguard Short-Term Inflation-Protected Securities ETF	115,146	5,693,970
		54,224,324

Total Exchange-Traded Funds (Cost $67,696,278)		$ 68,692,726

MONEY MARKET FUNDS - 8.8%	Shares	Value
DWS Government Money Market Series - Institutional Class, 4.29% (b)	1,717,653	$ 1,717,653
Fidelity Institutional Money Market Government Portfolio - Class I, 4.24% (b)	1,717,652	1,717,652
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class, 4.24% (b)	1,717,652	1,717,652

WAVELENGTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 8.8% (Continued)	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.25% (b)	1,717,653	$ 1,717,653
Total Money Market Funds (Cost $6,870,610)		$ 6,870,610

COLLATERAL FOR SECURITIES LOANED - 23.3%		Value
First American Government Obligations Fund - Class X, 4.23% (b)(c) (Cost $18,262,492)	18,262,492	$ 18,262,492

Investments at Value - 119.6% (Cost $92,829,380)		$ 93,825,828

Liabilities in Excess of Other Assets - (19.6%)		(15,354,518)

Net Assets - 100.0%		$ 78,471,310

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of February 28, 2025 was $17,805,683.
(b)	The rate shown is the 7-day effective yield as of February 28, 2025.
(c)	This security was purchased with cash collateral held from securities on loan.

WAVELENGTH FUND
SCHEDULE OF FUTURES CONTRACTS
February 28, 2025 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodities Futures
E-Mini Gold Future	16	3/27/2025	$ 2,278,800	$ (13,742)

Index Futures
E-Mini Dow CBOT DJIA Future	6	3/21/2025	1,316,670	(9,569)
E-Mini Nasdaq 100 Future	5	3/21/2025	2,091,950	(78,916)
E-Mini S&P 500 Future	9	3/21/2025	2,683,463	(29,695)
MSCI Emerging Markets Future	46	3/21/2025	2,521,950	(4,630)
Total Index Futures			8,614,033	(122,810)

Treasury Futures
10-Year U.S. Treasury Note Future	56	6/18/2025	6,221,250	25,485
2-Year U.S. Treasury Note Future	51	6/30/2025	10,555,406	22,969
5-Year U.S. Treasury Note Future	81	6/30/2025	8,742,937	39,314
U.S. Treasury Long Bond Future	30	6/18/2025	3,542,813	13,354
Total Treasury Futures			29,062,406	101,122

Total Futures Contracts			$ 39,955,239	$ (35,430)

The average monthly notional value of futures contracts during the nine months ended February 28, 2025 was $38,623,712.